Other Receivables, Prepayments, Prepaid Expenses and Deposits	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Receivables [Abstract]
Other Receivables, Prepayments, Prepaid Expenses and Deposits

7. OTHER RECEIVABLES, PREPAYMENTS & DEPOSITS

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)

Deposits	$2,232	$1,820
Other receivables	$77,979	$79,206
Prepayments	$4,844	$3,968
Total other receivables, prepayments and deposits	$85,055	$84,994

As of December 31, 2018 and March 31, 2018, other receivable represent outstanding payment from participants during enrolment for courses and program amounted to $ 77,979 and $79,206 respectively.

7. PREPAID EXPENSES AND DEPOSITS

Prepaid expenses and deposits consisted of the following as at March 31, 2018:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Deposits	$1,820	$-
Other receivables	$79,206	$6,160
Prepayments	$3,968	$-
Total prepaid expenses and deposits	$84,994	$6,160

As of March 31, 2018 and March 31,2017, other receivable represent outstanding payment from participants during enrolment for courses and program amounted to $ 79,206 and $6,160 respectively.